Finance income and expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Finance income
Interest	$ 1.7	$ 1.0	$ 2.4	$ 1.9
Finance income	1.7	1.0	2.4	1.9
Finance expenses
Standby charges	0.5	0.5	1.1	1.0
Amortization of debt issue costs	0.3	0.3	0.5	0.5
Interest	0.2		0.2	0.3
Accretion of lease liabilities	0.1		0.1	0.1
Finance expenses	$ 1.1	$ 0.8	$ 1.9	$ 1.9